SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

(13)SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers. The accounting policies of the segments are the same as those used by the Group.

For nine months ended September 30, 2024 and 2025, the Group classified the operating segments into (i) Overseas art study services (ii) Other educational services and (iii) Other services.

Overseas art study services and Other educational services have been identified as two separate reportable segments, as the two operating segments have met the quantitative threshold of 10 percent to be considered reportable respectively. Other services are reported as others because revenue from reportable segments of Overseas art study services and Other educational services exceeds 75 percent of the total consolidated net revenues and management determines that no further reportable segments need to be identified and disclosed.

Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and income (loss) from operations. There are no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Overseas art study	Other educational
For nine months ended September 30, 2025:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	168,334,231	10,651,498	—	178,985,729
Operating cost and expenses:
Cost of revenues	88,774,573	10,076,345	65,560	98,916,478
Research and development	2,345,997	10,887	2,330	2,359,214
Selling and marketing	60,099,090	2,451,100	23,653	62,573,843
Unallocated corporate expenses*	—	—	—	60,131,363
Impairment loss of intangible assets and other non-current assets	—	—	—	—
Provision for loan receivable and other receivables	—	—	(3,781,662)	(3,781,662)
Total operating cost and expenses	151,219,660	12,538,332	(3,690,119)	220,199,236
Other operating income, net	62,187	—	56,415	118,602
Income (Loss) from operations	17,176,758	(1,886,834)	3,746,534	(41,094,905)
Unallocated other income, net				12,104,433
Loss before income taxes				(28,990,472)

	Overseas art study	Other educational
For nine months ended September 30, 2024:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	157,985,211	9,159,342	—	167,144,553
Operating cost and expenses:
Cost of revenues	84,521,064	4,915,758	106,820	89,543,642
Research and development	2,703,386	59,066	161,639	2,924,091
Selling and marketing	67,002,262	5,323,802	61,116	72,387,180
Unallocated corporate expenses*	—	—	—	62,414,642
Impairment loss of intangible assets and other non-current assets	—	—	—	—
Provision for loan receivable and other receivables	—	—	—	—
Total operating cost and expenses	154,226,712	10,298,626	329,575	227,269,555
Other operating income, net	36,439	—	50,147	86,586
Income (Loss) from operations	3,794,938	(1,139,284)	(279,428)	(60,038,416)
Unallocated other income, net				860,197
Loss before income taxes				(59,178,219)

* Unallocated corporate expenses represent the general and administrative expenses for nine months ended September 30, 2024 and 2025.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.